Earnings per share	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share

24.	Earnings per share

	2018	2017	2016
Profit attributed to controlling shareholders	126,338	27,310	7,989
Weighted average number of common shares issued (thousands)	53,750	57,241	58,227
Effect from dilution – shares (a)	64	352	357
Weighted average number of common shares issued adjusted by the dilution effect	53,813	57,593	58,584
Basic earnings per share	2.3505	0.4771	0.1372
Diluted earnings per share	2.3477	0.4742	0.1364

(a)	Refers to potencial ordinary shares from the long term incentive and stock option plans (Note 21).